Income Taxes - Summary of Income Tax Expense Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax (expenses) / benefit:
U.S. Federal	$ (54)	$ (188)	$ 8,355
Foreign	(39,580)	(20,926)	(26,115)
Total current income tax expense	(39,634)	(21,114)	(17,760)
Deferred income tax (expenses) / benefit:
U.S. Federal	5,958	(550)	(1,077)
Foreign	30,560	355	19,067
Total deferred income tax (expenses) / benefit	36,518	(195)	17,990
Income tax (expenses) / benefit	$ (3,116)	$ (21,309)	$ 230